Business, Reduction of Operations, Going Concern, Recent Financing Activities and Basis of Preparation and Summary of Significant Accounting Policies (Policy)	9 Months Ended
Sep. 30, 2012
Business, Reduction of Operations, Going Concern, Recent Financing Activities, and Basis of Preparation and Summary of Significant Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation - The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and note disclosures required by U.S. generally accepted accounting principles for complete financial statements. The accompanying unaudited financial information should be read in conjunction with the audited consolidated financial statements, including the notes thereto, as of and for the year ended December 31, 2011, included in our 2011 Annual Report on Form 10-K filed with the SEC. The information furnished in this report reflects all adjustments (consisting of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of our financial position, results of operations and cash flows for each period presented. The results of operations for the interim period ended September 30, 2012 are not necessarily indicative of the results for the year ending December 31, 2012 or for any future period.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Estimates having relatively higher significance include revenue recognition, research and development costs, stock-based compensation, valuation of warrants and subscription investment units, valuation and estimated lives of identifiable intangible assets, impairment of long-lived assets, estimated accrued restructuring charges and income taxes. Actual results could differ from those estimates.

Restricted Cash	Restricted Cash - Amounts pledged as collateral underlying letters of credit for facility lease deposits are classified as restricted cash.
Fair Value of Financial Instruments

Fair Value of Financial Instruments - We consider the fair value of cash, restricted cash, accounts payable and accrued liabilities to not be materially different from their carrying value. These financial instruments have short-term maturities.

We follow authoritative guidance with respect to fair value reporting issued by the Financial Accounting Standards Board ("FASB") for financial assets and liabilities, which defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs in which little or no market data exists, therefore developed using estimates and assumptions developed by us, which reflect those that a market participant would use.

We currently measure and report at fair value our liability for price adjustable warrants and subscription investment units using the Black-Scholes-Merton valuation model using Level 3 inputs. The following tables summarize our liabilities measured at fair value on a recurring basis as of September 30, 2012 (in thousands):

	Balance at September 30, 2012	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants and subscription investment units	$2,477	-	-	$2,477
Total liabilities at fair value	$2,477	-	-	$2,477

The following presents activity of the fair value liability of price adjustable warrants and subscription investment units determined by Level 3 inputs (in thousands, except per share data):

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants and subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life in years	Risk free rate
Balance at December 31, 2011	$3,485	$0.76	$0.89	124%	5.4	0.9%
Fair value of warrants issued	2,561	0.28	0.49	127%	5.5	0.8%
Reclassification to equity upon exercise of warrants	(291)	0.51	0.74	135%	5.0	0.7%
Change in fair value included in statement of operations	(3,278)
Balance at September 30, 2012	$2,447	$0.25	$0.28	143%	4.7	0.9%

Property and equipment

Property and equipment - Long-lived assets include property and equipment. These assets are recorded at our original cost and are increased by the cost of any significant improvements after purchase. Property and equipment assets are depreciated evenly over the estimated useful life of the individual assets. Depreciation begins when the asset is ready for its intended use. For tax purposes, accelerated depreciation methods are used as allowed by tax laws.

Identifiable intangible assets

Identifiable intangible assets - Intangible assets associated with in-process research and development ("IPR&D") projects acquired in business combinations are not amortized until approval is obtained in a major market, typically either the U.S. or the European Union, or in a series of other countries, subject to certain specified conditions and management judgment. The useful life of an amortizing asset generally is determined by identifying the period in which substantially all of the cash flows are expected to be generated.

Impairment of long-lived assets

Impairment of long-lived assets - We review all of our long-lived assets for impairment indicators throughout the year and we perform detailed testing whenever impairment indicators are present. In addition, we perform detailed impairment testing for indefinite-lived intangible assets at least annually. When necessary, we record charges for impairments. Specifically:

•	For finite-lived intangible assets, such as developed technology rights, and for other long-lived assets, such as property and equipment, we calculate the undiscounted amount of the projected cash flows associated with the asset, or asset group, and compare this estimated amount to the carrying amount. If the carrying amount is found to be greater, we record an impairment loss for the excess of book value over fair value. In addition, in all cases of an impairment review, we re-evaluate the remaining useful lives of the assets and modify them, as appropriate.

•	For indefinite-lived intangible assets, such as IPR&D assets, each year and whenever impairment indicators are present, we determine the fair value of the asset and record an impairment loss for the excess of book value over fair value, if any.

Net Loss Per Common Share

Net Loss Per Common Share - Basic and diluted net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted net loss per share excludes the effect of common stock equivalents (stock options, unvested restricted stock, warrants and subscription investment units) since such inclusion in the computation would be anti-dilutive. The following numbers of shares have been excluded for periods ended September 30:

	2011	2012
Stock options outstanding	611,657	358,373
Warrants	4,956,005	11,251,086
Subscription investment units	25,000	0
Total	5,592,662	11,609,459